Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Long-Term Investments

	December 31, 2014	December 31, 2013
Equity-method investments	56	63
Cost-method investments	13	13

Total	69	76

Schedule of Equity-method Investments

Equity-method investments as at December 31, 2014 and December 31, 2013 were as follows:

	December 31, 2014		December 31, 2013
	Carrying value	Ownership percentage	Carrying value	Ownership percentage
ST-Ericsson SA	43	50.0%	50	50.0%
Incard do Brazil Ltda	3	50.0%	—	—
3Sun S.r.l.	—	—	13	33.3%
Other Investment	10	—	—	—

Total	56		63

Summarized Financial Information of Company's Equity-Method Investments

The summarized financial information of the Company’s equity-method investments as of December 31, 2014 and 2013 and for the years ended December 31, 2014, 2013 and 2012 is presented below:

	December 31, 2014	December 31, 2013
Current assets	166	266
Non-current assets	237	287
Current liabilities	117	178
Non-current liabilities	193	249

	2014	2013	2012
Total revenues	136	282	422
Operating income (loss)	(46)	(271)	(51)
Net income (loss)	(50)	(282)	(103)